Average Annual Total Returns{- Fidelity® SAI Real Estate Index Fund} - 07.31 Fidelity SAI Real Estate Index Fund PRO-08 - Fidelity® SAI Real Estate Index Fund	Fidelity SAI Real Estate Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Real Estate Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions and Sales Since Inception		WA005 Past 1 year	WA005 Since Inception
Total	23.06%	8.41%	[1]	21.59%	7.09%	[1]	14.04%	6.04%	[1]	23.10%	8.45%	[1]

[1]	(a) From February 2, 2016